Borrowings (Details Narrative) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings	$ 2,585	₨ 1	₨ 917,166
Bank Overdrafts [member] | ICICI Bank [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		450	800,000
Invoice Discounting [member] | ICICI Bank [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		600,000	500,000
Invoice Discounting [member] | International Air Transport Association [member]
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings		₨ 72,600	₨ 80,000